UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21184______

_______BlackRock Florida Municipal 2020 Term Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Florida Municipal 2020 Term Trust

      40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___December 31, 2006
Date of reporting period:__September 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2006

BlackRock Florida Municipal 2020 Term Trust (BFO)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—144.0%
			Florida—123.7%
NR	$ 10		Brandy Creek Cmnty. Dev. Dist. SA, Ser. B, 5.40%, 5/01/09	No Opt. Call	$ 10,052
AAA	6,150		Brd. of Ed. GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,510,329
AAA	1,095		City of Deltona Util. Sys. RB, 5.00%, 10/01/23, MBIA	10/13 @ 100	1,157,787
AA	1,000		City of Lakeland Wtr. & Wstwtr. RB, 5.00%, 10/01/27	10/12 @ 100	1,047,920
			City of Marco Island Util. Sys. RB,
AAA	2,000		5.00%, 10/01/22, MBIA	10/13 @ 100	2,120,920
AAA	1,375		5.00%, 10/01/23, MBIA	10/13 @ 100	1,453,843
AAA	1,000		5.25%, 10/01/21, MBIA	10/13 @ 100	1,081,280
			City of Palm Coast Util. Sys. RB,
AAA	1,770		5.00%, 10/01/22, MBIA	10/13 @ 100	1,877,014
AAA	1,485		5.00%, 10/01/23, MBIA	10/13 @ 100	1,570,150
AAA	1,500		5.00%, 10/01/24, MBIA	10/13 @ 100	1,586,940
NR	4,665		Crossings at Fleming Island Cmnty. Dev. Dist. RB, 6.75%, 10/01/25	10/09 @ 102	4,849,174
AAA	566		Escambia Cnty. Hlth. Facs. Auth. RB, 5.95%, 7/01/20, AMBAC	No Opt. Call	608,594
BBB	4,000		Escambia Cnty. RB, Intl. Paper Co. Proj., 5.75%, 11/01/27, AMT	11/13 @ 100	4,205,920
BBB+	1,955		Hillsborough Cnty. Ind. Dev. Auth. PCRB, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	2,058,771
AAA	1,000		Hillsborough Cnty. Sch. Brd. COP, 5.00%, 7/01/27, MBIA	07/13 @ 100	1,048,280
AAA	3,000		Lee Cnty. Transp. Fac. RB, Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,192,930
BB+	2,500		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,827,000
AAA	4,695		Miami-Dade Cnty. Edl. Facs. Auth. RB, Univ. of Miami Proj., Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,968,296
			Miami-Dade Cnty. RB,
AAA	5,365		Ser. A, Zero Coupon, 10/01/19, MBIA	04/08 @ 55.413	2,842,162
AAA	10,000		Ser. A, Zero Coupon, 10/01/20, MBIA	04/08 @ 52.398	4,994,600
AAA	7,560		Ser. B, Zero Coupon, 10/01/32, MBIA	04/08 @ 26.494	1,920,618
AAA	4,000		Mun. Loan Council RB, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,241,200
NR	3,595		North Palm Beach Cnty. Impvt. Dist. RB, Wtr. Ctrl. & Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	08/11 @ 101	3,761,233
A+	4,450		Orange Cnty. Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	4,788,200
AAA	6,500		Palm Beach Cnty. Sch. Brd. COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,762,470
AAA	2,760		Polk Cnty. Util. Sys. RB, 5.00%, 10/01/23, FGIC	10/13 @ 100	2,918,258
NR	4,615		Sterling Hill Cmnty. Dev. Dist. SA, 6.10%, 5/01/23	05/13 @ 101	4,807,723
NR	2,765		Stevens Plantation Impvt. Proj. RB, 6.375%, 5/01/13	No Opt. Call	2,859,867
NR	1,205		Sumter Cnty. Indl. Dev. Auth. RB, North Sumter Util. Co. LLC Proj., 6.80%, 10/01/32, AMT	10/09 @ 100	1,256,526
			Tohopekaliga Wtr. Auth. RB,
AAA	3,630		Ser. A, 5.00%, 10/01/21, FSA	10/13 @ 100	3,851,757
AAA	3,810		Ser. A, 5.00%, 10/01/22, FSA	10/13 @ 100	4,035,590
AAA	2,000		Ser. A, 5.00%, 10/01/23, FSA	10/13 @ 100	2,114,680
AAA	1,975		Ser. B, 5.00%, 10/01/22, FSA	10/13 @ 100	2,091,940
AAA	1,180		Ser. B, 5.00%, 10/01/23, FSA	10/13 @ 100	1,247,661
NR	1,740		Vlg. Cmnty. Dev. Dist. No. 5 SA, Ser. A, 6.00%, 5/01/22	05/13 @ 101	1,838,554
			Vlg. Ctr. Cmnty. Dev. Dist. RB,
AAA	5,000		5.25%, 10/01/23, MBIA	10/13 @ 101	5,428,550
NR3	2,000		Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,132,120

					104,068,909

			Puerto Rico—20.3%
			Children’s Trust Fund Tobacco Settlement RB,
BBB	2,015		5.50%, 5/15/39	05/12 @ 100	2,086,069
BBB	10,500		5.625%, 5/15/43	05/12 @ 100	10,908,135
Aaa	3,740	[4]	Pub. Fin. Corp. RB, Ser. E, 5.50%, 2/01/12	N/A	4,083,257

					17,077,461

			Total Long-Term Investments (cost $114,813,961)		121,146,370

1

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			SHORT-TERM INVESTMENTS—11.6%
			Florida—4.9%
A-1+	$ 630	[5]	Jacksonville Hlth. Facs. Auth. RB, Baptist Med. Ctr. Proj., 3.80%, 10/02/06, FRDD	N/A	$ 630,000
A-1+	3,500	[5]	Pinellas Cnty. Hlth. Fac. Auth. RB, All Children’s Hosp. Proj., 3.85%, 10/02/06, AMBAC, FRDD	N/A	3,500,000

					4,130,000

			Puerto Rico—1.2%
A-1	950	[5]	Hwy. & Transp. Auth. RB, Ser. A, 3.60%, 10/04/06, AMBAC, FRWD	N/A	950,000

	Shares
	(000)

			Money Market Funds—5.5%
NR	4,200		AIM Tax Free Cash Reserve Portfolio	N/A	4,200,000
NR	450		SSgA Tax Free Money Mkt. Fund	N/A	450,000

					4,650,000

			Total Short-Term Investments (cost $9,730,000)		9,730,000

			Total Investments—155.6% (cost $124,543,9616)		$130,876,370
			Other assets in excess of liabilities—2.6%		2,183,450
			Preferred shares at redemption value, including dividends payable—(58.2)%		(48,928,536)

			Net Assets Applicable to Common Shareholders —100%		$ 84,131,284

[1]	Using the highest of Standard & Poor’s, Moody’s Investors Services or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2006.
[6]	Cost for Federal income tax purposes is $124,522,343. The net unrealized appreciation on a tax basis is $6,354,027, consisting of $6,354,027 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
AMT	—	Subject to Alternative Minimum Tax	GO	—	General Obligation
COP	—	Certificate of Participation	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCRB	—	Pollution Control Revenue Bond
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FRWD	—	Floating Rate Weekly Demand	SA	—	Special Assessment

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Florida Municipal 2020 Term Trust___

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: November 29, 2006

By: /s/ Donald C. Burke
_____________________________________________________________________
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: November 29, 2006